Leases - Schedule of Future Minimum Lease Payments Under the Non-Cancellable Operating Lease (Details)	Dec. 31, 2024 USD ($)
Schedule of Future Minimum Lease Payments Under the Non-Cancellable Operating Lease [Abstract]
2024	$ 360,581
2025
Future minimum operating lease payments	$ 360,581